Taxes (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Statutory income tax rate	5.00%	15.00%
Foreign Investment Enterprises [Member]
Restructuring Cost and Reserve [Line Items]
Income tax rate	25.00%
H N T Es [Member]
Restructuring Cost and Reserve [Line Items]
Income tax rate	15.00%
Statutory income tax rate		15.00%
High Tech Enterprise [Member]
Restructuring Cost and Reserve [Line Items]
Income tax rate	25.00%
Quantum Edge H K Limited [Member]
Restructuring Cost and Reserve [Line Items]
Income tax rate	8.25%